Concentrations of Credit Risk (Details) - Schedule of concentration of total net revenue - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Concentrations of Credit Risk [Abstract]
Sales Revenue, Net	¥ 497,143		¥ 1,212,772		¥ 2,010,978
Concentration risk percentage	19.60%		40.20%		61.50%
Sinatay Life Insurance Co., Ltd. (“Sinatay”) [Member]
Concentrations of Credit Risk [Abstract]
Sales Revenue, Net	¥ 497,143		¥ 451,840		¥ 504,489
Concentration risk percentage	19.60%		15.00%		15.40%
Aeon Life Insurance Co., Ltd. (“Aeon”). [Member]
Concentrations of Credit Risk [Abstract]
Sales Revenue, Net		[1]	¥ 437,132		¥ 560,341
Concentration risk percentage		[1]	14.50%		17.10%
Huaxia Life Insurance Company Limited (“Huaxia”) [Member]
Concentrations of Credit Risk [Abstract]
Sales Revenue, Net		[1]	¥ 323,800		¥ 606,581
Concentration risk percentage		[1]	10.70%		18.60%
Evergrande Life Insurance Co., Ltd. (“Evergrande”) [Member]
Concentrations of Credit Risk [Abstract]
Sales Revenue, Net		[1]		[1]	¥ 339,567
Concentration risk percentage		[1]		[1]	10.40%

[1]	represented less than 10% of total net revenues for the year.